Additional disclosures in respect of guaranteed securities (Tables)	6 Months Ended
Sep. 30, 2023
Seperate Financial Statements [Abstract]
Disclosure of Combined Statement of Financial Position

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	126
Non-current assets	12,033
Current loans to other subsidiaries	15,557
Current assets	1,526
Current loans from other subsidiaries	(6,893)
Current liabilities	(1,263)
Non-current loans from other subsidiaries	(2,080)
Non-current liabilities	(13,703)
Net assets¹	5,303
Equity	5,303

Combined income statement – continuing operations
Revenue	1,594
Operating costs	(1,330)
Operating profit	264
Other income from other subsidiaries	—
Other income and costs, including taxation	(51)
Profit after tax	213
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,480 million.

Disclosure of Combined Income Statement

National Grid plc and Niagara Mohawk Power Corporation combined £m
Combined statement of financial position
Non-current loans to other subsidiaries	126
Non-current assets	12,033
Current loans to other subsidiaries	15,557
Current assets	1,526
Current loans from other subsidiaries	(6,893)
Current liabilities	(1,263)
Non-current loans from other subsidiaries	(2,080)
Non-current liabilities	(13,703)
Net assets¹	5,303
Equity	5,303

Combined income statement – continuing operations
Revenue	1,594
Operating costs	(1,330)
Operating profit	264
Other income from other subsidiaries	—
Other income and costs, including taxation	(51)
Profit after tax	213
1.Excluded from net assets above are investments in other consolidated subsidiaries with a carrying value of £14,480 million.